Other payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of other payables and accrued liabilities

	December 31, 2023	December 31, 2022

Payables to non-trade vendors and service providers	$1,773,105	$1,618,111
Salary payable	693,396	808,409
Total other payables and accrued liabilities	$2,466,501	$2,426,520